GOODWILL (Details)	12 Months Ended
	Mar. 31, 2026 USD ($)	Mar. 31, 2025 USD ($) discount_rate
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at beginning of period	$ 35,815,000
Balance at end of period	36,225,000	$ 35,815,000
Impairment loss	$ 0	$ 0
Discount rate
Reconciliation of changes in intangible assets and goodwill [abstract]
Significant unobservable input, assets | discount_rate		0.203
Goodwill | Discount rate
Reconciliation of changes in intangible assets and goodwill [abstract]
Significant unobservable input, assets	0.240	0.203
Goodwill
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at beginning of period	$ 35,815,000	$ 35,037,000
Effect of foreign exchange	410,000	778,000
Balance at end of period	$ 36,225,000	$ 35,815,000